Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	3/21/15-4/30/15
Distribution Date	05/15/15
Transaction Month	1
30/360 Days	23
Actual/360 Days	23

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	0.40050%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$232,000,000.00	1.0000000	$179,753,120.88	0.7747979	$52,246,879.12
Class A-2-A Notes	$186,000,000.00	1.0000000	$186,000,000.00	1.0000000	$-
Class A-2-B Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$1,169,070,000.00	1.0000000	$1,116,823,120.88	0.9553090	$52,246,879.12

Weighted Avg. Coupon (WAC)	3.22%		3.21%
Weighted Avg. Remaining Maturity (WARM)	59.18		57.98
Pool Receivables Balance	$1,235,672,536.05		$1,185,675,418.77
Remaining Number of Receivables	62,912		61,690

Adjusted Pool Balance	$1,199,066,043.18		$1,150,656,378.79

III.  COLLECTIONS

Principal:
Principal Collections	$49,972,891.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$-
Total Principal Collections	$49,972,891.64

Interest:
Interest Collections	$4,266,289.66
Late Fees & Other Charges	$40,957.24
Interest on Repurchase Principal	$-
Total Interest Collections	$4,307,246.90

Collection Account Interest	$592.30
Reserve Account Interest	$39.04
Servicer Advances	$-

Total Collections	$54,280,769.88

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	3/21/15-4/30/15
Distribution Date	05/15/15
Transaction Month	1
30/360 Days	23
Actual/360 Days	23

IV.  DISTRIBUTIONS

Total Collections	$54,280,769.88
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$54,280,769.88

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,372,969.48	$-	$1,372,969.48	$1,372,969.48
Collection Account Interest					$592.30
Late Fees & Other Charges					$40,957.24
Total due to Servicer					$1,414,519.02

2. Class A Noteholders Interest:
Class A-1 Notes		$48,913.33		$48,913.33
Class A-2-A Notes		$81,995.00		$81,995.00
Class A-2-B Notes		$58,851.25		$58,851.25
Class A-3 Notes		$277,635.56		$277,635.56
Class A-4 Notes		$71,408.36		$71,408.36

Total Class A interest:		$538,803.50		$538,803.50	$538,803.50

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$27,712.32		$27,712.32	$27,712.32

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,855.92		$52,855.92	$52,855.92

7. Third Priority Principal Distribution:		$18,413,621.21		$18,413,621.21	$18,413,621.21

Available Funds Remaining:					$33,833,257.91

8. Regular Principal Distribution Amount:					$33,833,257.91

	Distributable Amount	Paid Amount
Class A-1 Notes		$52,246,879.12
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$59,181,866.68	$52,246,879.12
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$59,181,866.68	$52,246,879.12

9. Required Deposit to Reserve Account			0.00

10. Trustee Expenses			0.00

11. Remaining Available Collections Released to Certificateholder			0.00

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$36,606,492.87
Beginning Period Amount	$36,606,492.87
Current Period Amortization	$1,587,452.89
Ending Period Required Amount	$35,019,039.98
Ending Period Amount	$35,019,039.98
Next Distribution Date Required Amount	$33,845,939.12

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$29,996,043.18	$33,833,257.91	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	2.50%	2.82%	3.40%
Overcollateralization as a % of Current Adjusted Pool	2.50%	2.94%	3.54%

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	3/21/15-4/30/15
Distribution Date	05/15/15
Transaction Month	1
30/360 Days	23
Actual/360 Days	23

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.59%	61,439	99.54%	$1,180,198,804.93
30 - 60 Days	0.37%	228	0.42%	$4,961,826.76
61 - 90 Days	0.04%	23	0.04%	$514,787.08
91 + Days	0.00%	0	0.00%	$-
		61,690		$1,185,675,418.77
Total
Delinquent Receivables 61 + days past due	0.04%	23	0.04%	$514,787.08
Delinquency Ratio 61+ for 1st Preceding Collection Period
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.04%		0.04%

Repossession in Current Period		8		$223,136.15
Repossession Inventory		8		$198,910.51

Charge-Offs
Gross Principal of Charge-Off for Current Period				$24,225.64
Recoveries				$-
Net Charge-offs for Current Period				$24,225.64

Beginning Pool Balance for Current Period				$1,235,672,536.05

Net Loss Ratio				0.02%
Net Loss Ratio for 1st Preceding Collection Period
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.02%

Cumulative Net Losses for All Periods				$24,225.64
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$3,935,759.17
Number of Extensions				163